RESTRUCTURING COSTS - Additional Information (Details) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021 USD ($) ft² location	Jun. 30, 2021 USD ($) ft² location	Dec. 31, 2020 ft² rental_location
Commitments and Contingencies Disclosure [Abstract]
Number of properties under lease termination agreement | rental_location			12
Number of properties under lease termination agreement, rental area | ft²			62,113
Lease reserve	$ 3,000
Restructuring reserve, current		$ 1,200
Restructuring reserve, noncurrent		1,800
Valuation adjustments	$ 432	$ 81
Number of additional locations | location	2	2
Additional square feet | ft²	7,975	7,975